Goodwill And Other Intangible Assets (Schedule Of Gross Carrying Amount Of Other Intangible Assets And Related Accumulated Amortization) (Details) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012
Goodwill And Other Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,032	$ 1,032
Accumulated Amortization	418	386
Indefinite-lived intangible assets	297	158
Acquired In Process Research And Development [Member]
Goodwill And Other Intangible Assets [Line Items]
Indefinite-lived intangible assets	262	109
Trademarks And Tradenames [Member]
Goodwill And Other Intangible Assets [Line Items]
Indefinite-lived intangible assets	35	49
Purchased Technology And Patents [Member]
Goodwill And Other Intangible Assets [Line Items]
Gross Carrying Amount	986	947
Accumulated Amortization	393	336
Customer Lists And Relationships [Member]
Goodwill And Other Intangible Assets [Line Items]
Gross Carrying Amount	20	57
Accumulated Amortization	13	36
Trademarks And Tradenames [Member]
Goodwill And Other Intangible Assets [Line Items]
Gross Carrying Amount	22	22
Accumulated Amortization	11	10
Licenses, Distribution Agreements And Other [Member]
Goodwill And Other Intangible Assets [Line Items]
Gross Carrying Amount	4	6
Accumulated Amortization	$ 1	$ 4